Commitments and Contingencies (Details) - Iris		3 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Jul. 19, 2024 USD ($)	Oct. 11, 2023 USD ($)	Oct. 10, 2023 USD ($)
Commitments and Contingencies
Maximum number of demands for registration of securities | item		3	3
Underwriting discount (in percentage)		2.00%	2.00%
Underwriting discount		$ 5,520,000	$ 5,520,000
Deferred underwriting discount (in percentage)		3.50%	3.50%
Deferred underwriting discount		$ 9,660,000	$ 9,660,000
Subsequent event
Commitments and Contingencies
Deferred underwriting fees settled	$ 9,160,000
Deferred underwriting fee payable settled in shares	$ 7,000,000
Threshold days for the settlement of deferred underwriting fee payable in shares	180 days
Deferred underwriting fee payable settled in cash	$ 500,000
Deferred underwriting fee waived	1,660,000
Remaining amount of deferred underwriting fee settled	$ 500,000
Threshold period for settling remaining deferred underwriting fee	6 months
Payment to advisory services	$ 500,250
Capital Markets Advisory Agreement | Benjamin Securities
Commitments and Contingencies
Amount owed as security deposit of signing agreement				$ 125,000
Amount owed at consummation of business combination				485,000
Contractual obligation				$ 0
Fee Reduction Agreement
Commitments and Contingencies
Deferred underwriting discount		$ 8,000,000	$ 8,000,000		$ 8,000,000	$ 9,660,000
Underwriting discount paid in cash					1,000,000
Underwriting discount paid in securities					$ 7,000,000